Consolidated Statement Of Profit Or Loss And Other Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) $ / shares	Dec. 31, 2019 ARS ($) $ / shares	Dec. 31, 2018 ARS ($) $ / shares
Profit or loss [abstract]
Revenues	$ 41,623,255	$ 47,753,090	$ 51,238,154
Cost of sales	(29,026,378)	(34,706,159)	(38,393,415)
Gross profit	12,596,877	13,046,931	12,844,739
Losses from interest in companies	(403,791)	0	0
Selling and administrative expenses	(3,454,641)	(3,805,215)	(3,865,497)
Impairment of property, plant and equipment	(946,954)
Other gains and losses	147,185	61,220	205,743
Tax on debits and credits to bank accounts	(489,365)	(549,783)	(532,369)
FINANCIAL RESULTS, NET
Exchange rate differences	1,655,282	(1,625,330)	(2,584,505)
Gain on net monetary position	839,109	1,517,775	447,609
Financial income	81,616	82,206	56,361
Financial expenses	(1,508,240)	(2,042,668)	(926,534)
Profit before tax	8,517,078	6,685,136	5,645,547
INCOME TAX EXPENSE
Current	(2,387,112)	(1,423,878)	(2,151,495)
Deferred	123,552	(776,258)	(152,679)
NET PROFIT FOR THE YEAR FROM CONTINUED OPERATIONS	6,253,518	4,485,000	3,341,373
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,697
NET PROFIT FOR THE YEAR	11,382,119	5,505,255	4,085,070
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations	(286,411)	(245,680)	987,894
Total other comprehensive income	(286,411)	(245,680)	987,894
Total comprehensive income	11,095,708	5,259,575	5,072,964
Net income attributable to:
Owners of the parent company	11,351,024	5,226,692	3,769,442
Non-controlling interest	31,095	278,563	315,628
NET PROFIT FOR THE YEAR	11,382,119	5,505,255	4,085,070
Total comprehensive income attributable to:
Owners of the parent company	11,204,950	5,101,392	4,273,284
Non-controlling interest	(109,242)	158,183	799,680
Total comprehensive income	$ 11,095,708	$ 5,259,575	$ 5,072,964
Earnings per share (basic and diluted):
From continued operations (in pesos) | $ / shares	$ 10.8625	$ 7.8962	$ 5.6879
From continued and discontinued operations (in pesos) | $ / shares	$ 19.0445	$ 8.7692	$ 6.3243